Report of Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance risk factors (Details) - Insurance Risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lapse rates
Disclosure of types of insurance contracts [line items]
Effect on CSM due to increase in risk variable	£ (52)	£ (55)
Effect on CSM due to decrease in risk variable	57	58
Effect on profit after tax (net) due to increase in risk variable	(5)	(8)
Effect on profit after tax (net) due to decrease in risk variable	5	7
Effect on total equity (net) due to increase in risk variable	(5)	(8)
Effect on total equity (net) due to decrease in risk variable	5	7
Mortality and/or morbidity rates
Disclosure of types of insurance contracts [line items]
Effect on CSM due to increase in risk variable	(14)	(14)
Effect on CSM due to decrease in risk variable	15	15
Effect on profit after tax (net) due to increase in risk variable	0	(3)
Effect on profit after tax (net) due to decrease in risk variable	1	2
Effect on total equity (net) due to increase in risk variable	0	(3)
Effect on total equity (net) due to decrease in risk variable	1	2
Expense rates
Disclosure of types of insurance contracts [line items]
Effect on CSM due to increase in risk variable	(28)	(27)
Effect on CSM due to decrease in risk variable	28	27
Effect on profit after tax (net) due to increase in risk variable	(3)	(3)
Effect on profit after tax (net) due to decrease in risk variable	3	3
Effect on total equity (net) due to increase in risk variable	(3)	(3)
Effect on total equity (net) due to decrease in risk variable	£ 3	£ 3